UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Omega Advisors, Inc.
           --------------------------------------------------
Address:   Wall Street Plaza
           --------------------------------------------------
           88 Pine Street
           --------------------------------------------------
           New York, New York 10005
           --------------------------------------------------

Form 13F File Number:     28- 3530
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leon G. Cooperman
           --------------------------------------------------
Title:     Chairman and CEO
           --------------------------------------------------
Phone:     212-495-5210
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Leon G. Cooperman             New York, New York        08/9/05
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        108
                                               -------------

Form 13F Information Table Value Total:        $3,204,033
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                      Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                             VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
--------------------------------- -------------- --------- -------- ------------ ---- ---- ---------- -------- --------------------
ARBOR RLTY TR INC                  COM          038923108    14,052      489,600   SH       SOLE             489,600
-----------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD BERMUDA              CL A         G1150G111    23,502    1,036,700   SH       SOLE            1,036,700
-----------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                        COM          005125109     2,950      141,300   SH       SOLE             141,300
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEMS CORP         COM          018581108    68,271    1,683,200   SH       SOLE           1,683,200
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP                           COM          00130H105    10,005      610,800   SH       SOLE             610,800
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FINL GROUP INC OHIO       COM          025932104     7,904      235,800   SH       SOLE             235,800
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC            COM          026874107    81,776    1,407,500   SH       SOLE           1,407,500
-----------------------------------------------------------------------------------------------------------------------------------
ASSURANT INC                       COM          04621X108     8,574      237,500   SH       SOLE             237,500
-----------------------------------------------------------------------------------------------------------------------------------
AUTOLIV INC                        COM          052800109    71,512    1,632,700   SH       SOLE           1,632,700
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP          COM          008252108    17,650      258,300   SH       SOLE             258,300
-----------------------------------------------------------------------------------------------------------------------------------
AMERITRADE HOLDING CORP NEW        COM          03074K100    12,548      675,000   SH       SOLE             675,000
-----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP                 COM          032511107       505        6,153   SH       SOLE               6,153
-----------------------------------------------------------------------------------------------------------------------------------
ALAMOSA HLDGS INC                  COM          011589108    28,302    2,036,100   SH       SOLE           2,036,100
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANT TECHSYSTEMS INC            COM          018804104       911       12,900   SH       SOLE              12,900
-----------------------------------------------------------------------------------------------------------------------------------
AXIS CAPITAL HOLDINGS              SHS          G0692U109    17,405      615,000   SH       SOLE             615,000
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION        COM          060505104    37,108      813,600   SH       SOLE             813,600
-----------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC                    CL A         093679108     6,878      754,200   SH       SOLE             754,200
-----------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC                    CL B         093679207     6,082      708,900   SH       SOLE             708,900
-----------------------------------------------------------------------------------------------------------------------------------
BEARINGPOINT INC                   COM          074002106    13,245    1,807,000   SH       SOLE           1,807,000
-----------------------------------------------------------------------------------------------------------------------------------
BEAZER HOMES USA INC               COM          07556Q105       261        4,563   SH       SOLE               4,563
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                      COM          172967101    47,270    1,022,500   SH       SOLE           1,022,500
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC            COM          204912109    53,177    1,935,100   SH       SOLE           1,935,100
-----------------------------------------------------------------------------------------------------------------------------------
CAE INC                            COM          124765108    15,365    2,870,300   SH       SOLE           2,870,300
-----------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP                        COM          13321L108    42,893      958,500   SH       SOLE             958,500
-----------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP                       COM          151313103    91,047    4,070,055   SH       SOLE           4,070,055
-----------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP                    COM          125896100    51,666    3,430,700   SH       SOLE           3,430,700
-----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                    COM          141705103    42,552      955,800   SH       SOLE             955,800
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                    COM NEW          208464883    60,372    2,766,800   SH       SOLE           2,766,800
-----------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                     COM          20825C104       496        8,619   SH       SOLE               8,619
-----------------------------------------------------------------------------------------------------------------------------------
COPART INC                         COM          217204106    25,844    1,085,900   SH       SOLE           1,085,900
-----------------------------------------------------------------------------------------------------------------------------------
CHIQUITA BRANDS INTL INC           COM          170032809    53,023    1,930,900   SH       SOLE           1,930,900
-----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP    CL A NY CABLVS          12686C109    17,311      537,600   SH       SOLE             537,600
-----------------------------------------------------------------------------------------------------------------------------------
DEERE & CO                         COM          244199105    21,003      320,700   SH       SOLE             320,700
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW        CL A         278762109   101,223    3,357,300   SH       SOLE           3,357,300
-----------------------------------------------------------------------------------------------------------------------------------
DOW CHEM CO                        COM          260543103    34,126      766,366   SH       SOLE             766,366
-----------------------------------------------------------------------------------------------------------------------------------
ENCANA CORP                        COM          292505104     7,095      179,200   SH       SOLE             179,200
-----------------------------------------------------------------------------------------------------------------------------------
EMBRAER-EMPRESA
 BRASILEIRA D           SP ADR PFD SHS          29081M102    35,487    1,073,100   SH       SOLE           1,073,100
-----------------------------------------------------------------------------------------------------------------------------------
E TRADE FINANCIAL CORP             COM          269246104    35,346    2,526,500   SH       SOLE           2,526,500
-----------------------------------------------------------------------------------------------------------------------------------
EXELON CORP                        COM          30161N101     2,567       50,000   SH       SOLE              50,000
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC        COM          00763M108    15,029      378,100   SH       SOLE             378,100
-----------------------------------------------------------------------------------------------------------------------------------
FURNITURE BRANDS INTL INC          COM          360921100    12,523      579,500   SH       SOLE             579,500
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO      CL B          35671D857    72,178    1,927,834   SH       SOLE           1,927,834
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP           COM          313400301    44,350      679,900   SH       SOLE             679,900
-----------------------------------------------------------------------------------------------------------------------------------
FISHER SCIENTIFIC INTL INC         COM NEW      338032204    19,016      293,000   SH       SOLE             293,000
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC            COM          38141G104     1,169       11,457   SH       SOLE              11,457
-----------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP                 COM          432848109    54,156    2,270,687   SH       SOLE           2,270,687
-----------------------------------------------------------------------------------------------------------------------------------
HEINZ HJ CO                        COM          423074103     1,042       29,425   SH       SOLE              29,425
-----------------------------------------------------------------------------------------------------------------------------------
HERCULES INC                       COM          427056106     9,974      704,900   SH       SOLE             704,900
-----------------------------------------------------------------------------------------------------------------------------------
HUMANA INC                         COM          444859102       481       12,100   SH       SOLE              12,100
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS MACHS       COM          459200101    40,439      545,000   SH       SOLE             545,000
-----------------------------------------------------------------------------------------------------------------------------------
INTEROIL CORP                      COM          460951106     1,359       50,000   SH       SOLE              50,000
-----------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO                      COM          460146103     1,030       34,080   SH       SOLE              34,080
-----------------------------------------------------------------------------------------------------------------------------------
PENNEY J C INC                     COM          708160106    44,798      852,000   SH       SOLE             852,000
-----------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                        COM          493267108       996       30,049   SH       SOLE              30,049
-----------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP                    COM          492386107    63,075      826,569   SH       SOLE             826,569
-----------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                          COM          55262L100    55,459     2,120,000  SH       SOLE           2,120,000
-----------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                         COM          500255104    35,145      628,600   SH       SOLE             628,600
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW             COM SER A    530718105    34,396    3,375,445   SH       SOLE           3,375,445
-----------------------------------------------------------------------------------------------------------------------------------
LAIDLAW INTL INC                   COM          50730R102     4,873      202,200   SH       SOLE             202,200
-----------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                     COM          532457108    51,854      930,785   SH       SOLE             930,785
-----------------------------------------------------------------------------------------------------------------------------------
MCI INC                            COM          552691107    83,365     3,242,500  SH       SOLE           3,242,500
-----------------------------------------------------------------------------------------------------------------------------------
MAGELLAN HEALTH SVCS INC           COM NEW      559079207     5,738      162,500   SH       SOLE             162,500
-----------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC         COM          58405U102     1,137       21,300   SH       SOLE              21,300
-----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                   COM          02209S103    47,493      734,500   SH       SOLE             734,500
-----------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                     COM          589331107       864       28,068   SH       SOLE              28,068
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY                     COM NEW      617446448    18,553      353,600   SH       SOLE             353,600
-----------------------------------------------------------------------------------------------------------------------------------
MAXIM INTEGRATED PRODS INC         COM          57772K101       227        5,943   SH       SOLE               5,943
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP                 COM          635405103       945       27,700   SH       SOLE              27,700
-----------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP              COM          655844108       754       24,368   SH       SOLE              24,368
-----------------------------------------------------------------------------------------------------------------------------------
NTL INC DEL                        COM          62940M104    18,514      270,600   SH       SOLE             270,600
-----------------------------------------------------------------------------------------------------------------------------------
NOVELLUS SYS INC                   COM          670008101       332       13,428   SH       SOLE              13,428
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS INC          CL A         65332V103   122,161    3,780,900   SH       SOLE           3,780,900
-----------------------------------------------------------------------------------------------------------------------------------
PACCAR INC                         COM          693718108     1,088       16,000   SH       SOLE              16,000
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                         COM          717081103    37,969    1,376,700   SH       SOLE           1,376,700
-----------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC              CL A          761195205    40,830    1,059,700   SH       SOLE           1,059,700
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC                     ORD          G90078109    55,605    1,030,300   SH       SOLE           1,030,300
-----------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD             COM          760975102     5,900       80,000   SH       SOLE              80,000
-----------------------------------------------------------------------------------------------------------------------------------
RENAISSANCERE HOLDINGS LTD         COM          G7496G103     8,538      173,400   SH       SOLE             173,400
-----------------------------------------------------------------------------------------------------------------------------------
ROSS STORES INC                    COM          778296103    26,878      929,700   SH       SOLE             929,700
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE CORP INTL                  COM          817565104    55,496    6,919,700   SH       SOLE           6,919,700
-----------------------------------------------------------------------------------------------------------------------------------
SCOTTISH RE GROUP LTD              ORD          G7885T104    22,046      909,500   SH       SOLE             909,500
-----------------------------------------------------------------------------------------------------------------------------------
SPIRIT FIN CORP                    COM          848568309    47,528    4,044,900   SH       SOLE           4,044,900
-----------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC                     COM          45031U101     9,516      228,800   SH       SOLE             228,800
-----------------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC GAMES CORP             CL A          80874P109    79,936    2,968,300   SH       SOLE           2,968,300
-----------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                   COM          806857108       917       12,070   SH       SOLE              12,070
-----------------------------------------------------------------------------------------------------------------------------------
SEMPRA ENERGY                      COM          816851109    10,716      259,400   SH       SOLE             259,400
-----------------------------------------------------------------------------------------------------------------------------------
STEEL DYNAMICS INC                 COM          858119100       971       37,000   SH       SOLE              37,000
-----------------------------------------------------------------------------------------------------------------------------------
QUESTAR CORP                       COM          748356102     2,636       40,000   SH       SOLE              40,000
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN UN CO NEW                 COM          844030106     2,455      100,000   SH       SOLE             100,000
-----------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP                      COM          871503108    51,778    2,381,700   SH       SOLE           2,381,700
-----------------------------------------------------------------------------------------------------------------------------------
21ST CENTY HLDG CO                  COM          90136Q100     5,014      389,000   SH       SOLE             389,000
-----------------------------------------------------------------------------------------------------------------------------------
TELEWEST GLOBAL INC                COM          87956T107    15,037      660,100   SH       SOLE             660,100
-----------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC                  COM          889478103       653        6,426   SH       SOLE               6,426
-----------------------------------------------------------------------------------------------------------------------------------
TEMPUR PEDIC INTL INC              COM          88023U101    41,159    1,855,700   SH       SOLE           1,855,700
-----------------------------------------------------------------------------------------------------------------------------------
TOWER GROUP INC                    COM          891777104     3,174      203,100   SH       SOLE             203,100
-----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC                    COM          887317105    29,054    1,738,700   SH       SOLE           1,738,700
-----------------------------------------------------------------------------------------------------------------------------------
TXU CORP                           COM          873168108    57,772      695,300   SH       SOLE             695,300
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                  COM          902124106    81,716    2,798,491   SH       SOLE           2,798,491
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW               COM          929903102       972       19,600   SH       SOLE              19,600
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                      COM          94973V107   190,827    2,740,194   SH       SOLE           2,740,194
-----------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC                COM          931142103    27,050      561,200   SH       SOLE             561,200
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES STL CORP             COM          912909108     1,021       29,719   SH       SOLE              29,719
-----------------------------------------------------------------------------------------------------------------------------------
XILINX INC                         COM          983919101     1,069       41,905   SH       SOLE              41,905
-----------------------------------------------------------------------------------------------------------------------------------
YELLOW ROADWAY CORP                COM          985577105    51,252    1,008,900   SH       SOLE           1,008,900
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC                   SPONSORED ADR          055622104    40,909      655,800   SH       SOLE             655,800
-----------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETE CO      NY REG EUR.56          780257804   101,186    1,559,100   SH       SOLE           1,559,100
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL S A                SPONSORED ADR          89151E109    54,908      469,900   SH       SOLE             469,900
-----------------------------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC NEW   SPONSORED ADR          92857W100     9,728      400,000   SH       SOLE             400,000
-----------------------------------------------------------------------------------------------------------------------------------
